Condensed Consolidating Financial Information - Quiksilver, Inc. and QS Wholesale, Inc. - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash flows from operating activities:
Net (loss)/income	$ (9,743)	$ (17,870)	$ (6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	53,232	55,259	53,861
Stock based compensation	22,552	14,414	12,831
Provision for doubtful accounts	4,594	8,732	15,307
Equity in earnings	282	(355)	(524)
Asset impairments	7,234	86,373	11,657
Non-cash interest expense	3,685	19,112	56,695
Deferred income taxes	(8,582)	(28,248)	8,029
Changes in operating assets and liabilities:
Trade accounts receivable	(53,405)	(33,985)	39,846
Inventories	(4,978)	(70,706)	4,505
Cash (used in)/provided by operating activities of continuing operations	(13,539)	54,149	199,697
Cash provided by operating activities of discontinued operations			3,785
Net cash (used in)/provided by operating activities	(13,539)	54,149	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	8,198	12,546	4,662
Capital expenditures	(66,081)	(89,590)	(47,797)
Changes in restricted cash			52,706
Business acquisitions, net of cash acquired	(9,117)	(5,578)
Net cash (used in)/provided by investing activities	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	15,139	30,070	16,581
Payments on lines of credit	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	140,035	315,330	59,353
Payments on long-term debt	(112,841)	(284,676)	(220,566)
Payments of debt and equity issuance costs		(6,391)	(9,573)
Stock option exercises and employee stock purchases	2,241	4,129	3,639
Transactions with non-controlling interest owners	(11,000)		(5,174)
Net cash provided by/(used in) financing activities	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	109,753	120,593	99,516
Cash and cash equivalents, end of period	41,823	109,753	120,593
Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Cash flows from operating activities:
Net (loss)/income	(9,743)	(17,870)	(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations			(1,830)
Depreciation and Amortization	53,232	55,259	53,861
Stock based compensation	22,552	14,414	12,831
Provision for doubtful accounts	4,594	8,732	15,307
Equity in earnings	282	(355)	(524)
Asset impairments	7,234	86,373	11,657
Non-cash interest expense	3,685	19,112	56,695
Deferred income taxes	(8,582)	(28,248)	8,029
Other adjustments to reconcile net (loss)/income	(6,499)	(5,666)	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	(53,405)	(33,985)	39,846
Inventories	(4,978)	(70,706)	4,505
Other operating assets and liabilities	(21,911)	27,089	9,132
Cash (used in)/provided by operating activities of continuing operations			199,697
Cash provided by operating activities of discontinued operations			3,785
Net cash (used in)/provided by operating activities	(13,539)	54,149	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	8,198	12,546	4,662
Capital expenditures	(66,081)	(89,590)	(47,797)
Changes in restricted cash			52,706
Business acquisitions, net of cash acquired	(9,117)	(5,578)
Net cash (used in)/provided by investing activities	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	15,139	30,070	16,581
Payments on lines of credit	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	140,035	315,330	59,353
Payments on long-term debt	(112,841)	(284,676)	(220,566)
Payments of debt and equity issuance costs		(6,391)	(9,573)
Stock option exercises and employee stock purchases	2,241	4,129	3,639
Transactions with non-controlling interest owners	(11,000)		(5,174)
Net cash provided by/(used in) financing activities	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	109,753	120,593	99,516
Cash and cash equivalents, end of period	41,823	109,753	120,593
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Quiksilver, Inc. [Member]
Cash flows from operating activities:
Net (loss)/income	(10,756)	(21,258)	(9,684)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	2,088	1,735	1,519
Stock based compensation	22,552	14,414	12,831
Equity in earnings	(74,572)	(50,224)	(50,399)
Non-cash interest expense	1,490	1,387	1,292
Other adjustments to reconcile net (loss)/income	(443)	72	(195)
Changes in operating assets and liabilities:
Other operating assets and liabilities	5,918	(17,134)	8,350
Cash (used in)/provided by operating activities of continuing operations			(36,286)
Net cash (used in)/provided by operating activities	(53,723)	(71,008)	(36,286)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			34
Capital expenditures	(4,388)	(12,570)	(4,194)
Net cash (used in)/provided by investing activities	(4,388)	(12,570)	(4,160)
Cash flows from financing activities:
Payments of debt and equity issuance costs			(7,750)
Stock option exercises and employee stock purchases	2,241	4,129	3,639
Intercompany	56,177	79,302	44,400
Net cash provided by/(used in) financing activities	58,418	83,431	40,289
Net increase/(decrease) in cash and cash equivalents	307	(147)	(157)
Cash and cash equivalents, beginning of period	17	164	321
Cash and cash equivalents, end of period	324	17	164
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | QS Wholesale, Inc [Member]
Cash flows from operating activities:
Net (loss)/income	19,636	27,524	(31,262)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	11,314	13,191	12,134
Provision for doubtful accounts	(763)	225	2,982
Equity in earnings	4,674	(994)	(1,482)
Asset impairments	11	1,778	667
Non-cash interest expense	1,506	1,808	42,740
Deferred income taxes	62	93	(2,203)
Other adjustments to reconcile net (loss)/income	(94)	351	(1,225)
Changes in operating assets and liabilities:
Trade accounts receivable	(7,227)	(8,811)	10,464
Inventories	23,444	(49,448)	(27,021)
Other operating assets and liabilities	(9,589)	5,146	7,975
Cash (used in)/provided by operating activities of continuing operations			13,769
Net cash (used in)/provided by operating activities	42,974	(9,137)	13,769
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	43	5	4,500
Capital expenditures	(13,744)	(21,726)	(6,901)
Net cash (used in)/provided by investing activities	(13,701)	(21,721)	(2,401)
Cash flows from financing activities:
Borrowings on long-term debt	93,500	44,500	42,735
Payments on long-term debt	(70,800)	(25,524)	(51,489)
Transactions with non-controlling interest owners	(11,000)		(1,542)
Intercompany	(43,979)	(21,853)	36,553
Net cash provided by/(used in) financing activities	(32,279)	(2,877)	26,257
Net increase/(decrease) in cash and cash equivalents	(3,006)	(33,735)	37,625
Cash and cash equivalents, beginning of period	4,972	38,707	1,082
Cash and cash equivalents, end of period	1,966	4,972	38,707
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	31,345	13,477	26,060
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations			(1,485)
Depreciation and Amortization	6,688	7,254	9,360
Provision for doubtful accounts	(879)	1,138	1,378
Asset impairments	5,151	1,621	6,918
Deferred income taxes	412	3,610	(3,449)
Other adjustments to reconcile net (loss)/income	130	130	(230)
Changes in operating assets and liabilities:
Trade accounts receivable	(22,294)	(13,295)	5,271
Inventories	(46,078)	3,429	(6,258)
Other operating assets and liabilities	16,159	8,803	8,368
Cash (used in)/provided by operating activities of continuing operations			45,933
Cash provided by operating activities of discontinued operations			1,507
Net cash (used in)/provided by operating activities	(9,366)	26,167	47,440
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	2	10	19
Capital expenditures	(8,836)	(12,898)	(3,829)
Business acquisitions, net of cash acquired		(528)
Net cash (used in)/provided by investing activities	(8,834)	(13,416)	(3,810)
Cash flows from financing activities:
Intercompany	20,010	(16,857)	(43,218)
Net cash provided by/(used in) financing activities	20,010	(16,857)	(43,218)
Net increase/(decrease) in cash and cash equivalents	1,810	(4,106)	412
Cash and cash equivalents, beginning of period	(3,641)	465	53
Cash and cash equivalents, end of period	(1,831)	(3,641)	465
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	49,265	39,479	90,314
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations			(345)
Depreciation and Amortization	33,142	33,079	30,848
Provision for doubtful accounts	6,236	7,369	10,947
Equity in earnings	282	(197)	(524)
Asset impairments	2,072	82,974	4,072
Non-cash interest expense	689	15,917	12,663
Deferred income taxes	(9,056)	(31,951)	13,681
Other adjustments to reconcile net (loss)/income	(6,092)	(6,219)	(1,892)
Changes in operating assets and liabilities:
Trade accounts receivable	(23,884)	(11,879)	24,111
Inventories	(11,679)	(50,719)	7,967
Other operating assets and liabilities	(34,399)	30,274	(15,561)
Cash (used in)/provided by operating activities of continuing operations			176,281
Cash provided by operating activities of discontinued operations			2,278
Net cash (used in)/provided by operating activities	6,576	108,127	178,559
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	8,153	12,531	109
Capital expenditures	(39,113)	(42,396)	(32,873)
Changes in restricted cash			52,706
Business acquisitions, net of cash acquired	(9,117)	(5,050)
Net cash (used in)/provided by investing activities	(40,077)	(34,915)	19,942
Cash flows from financing activities:
Borrowings on lines of credit	15,139	30,070	16,581
Payments on lines of credit	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	46,535	270,830	16,618
Payments on long-term debt	(42,041)	(259,152)	(169,077)
Payments of debt and equity issuance costs		(6,391)	(1,823)
Transactions with non-controlling interest owners			(3,632)
Intercompany	(32,208)	(40,592)	(37,735)
Net cash provided by/(used in) financing activities	(25,216)	(40,538)	(206,089)
Effect of exchange rate changes on cash	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	(67,041)	27,148	(16,803)
Cash and cash equivalents, beginning of period	108,405	81,257	98,060
Cash and cash equivalents, end of period	41,364	108,405	81,257
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Eliminations [Member]
Cash flows from operating activities:
Net (loss)/income	(99,233)	(77,092)	(81,698)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Equity in earnings	69,898	51,060	51,881
Changes in operating assets and liabilities:
Inventories	$ 29,335	$ 26,032	$ 29,817